INVESTMENTS ACCOUNTED FOR BY THE EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENTS ACCOUNTED FOR BY EQUITY METHOD [Abstract]
Schedule of Equity Method Investments

			Carrying value as at December 31		Equity income (loss) for the year ended December 31
Description	Location	Ownership Percentage	2018	2017	2018	2017
AltaGas Canada Inc. (ACI)	Canada	36.75	$112.5	$—	$5.4	$—
AltaGas Idemitsu Joint Venture LP (AIJVLP)	Canada	50	342.9	323.3	2.1	6.6
Constitution Pipeline, LLC (Constitution)	United States	10	—	—	(0.2)	—
Craven County Wood Energy LP	United States	50	7.8	20.9	(14.1)	3.3
Eaton Rapids Gas Storage System	United States	50	29.4	26.4	2.0	2.5
Grayling Generating Station LP	United States	50	29.0	27.6	3.6	3.5
Inuvik Gas Ltd. (a)	Canada	33.333	—	—	(0.2)	—
Meade Pipeline Co. LLC (Meade) (b)	United States	55	757.8	—	12.2	—
Mountain Valley Pipeline, LLC (Mountain Valley)	United States	10	532.5	—	11.5	—
Sarnia Airport Storage Pool LP	Canada	50	18.7	18.8	1.0	1.0
Petrogas Preferred Shares	Canada	n/a	150.0	150.0	12.8	12.8
Tidewater Midstream and Infrastructure Ltd. (c)	Canada	n/a	—	—	—	1.7
Stonewall Gas Gathering Systems LLC	United States	30	411.8	—	11.8	—
			$2,392.4	$567.0	$47.9	$31.4
(a)	Inuvik Gas Ltd. was sold to AltaGas Canada Inc. in October 2018.
(b)	Meade is a VIE (Note 12).
(c)	AltaGas sold 43.7 million shares of Tidewater Midstream and Infrastructure Inc. in September 2018 (Note 11).

Schedule of Combined Financial Information of Equity Method Investments

Year ended December 31	2018	2017
Revenues	$351.6	$110.6
Expenses	(142.7)	(74.2)
	$208.9	$36.4

As at December 31	2018	2017
Current assets	$1,204.6	$24.8
Property, plant and equipment	$7,602.5	$82.8
Intangible assets	$22.9	$5.6
Long-term investments and other assets	$1,326.6	$843.3
Current liabilities	$(1,015.2)	$(41.7)
Other long-term liabilities	$(949.6)	$(189.1)